Additional Cash Flow Disclosures - Other Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash interest received	$ 189,720	$ 274,094	$ 173,496
Cash taxes paid	$ 12,080	$ 5,448	$ 15,728